UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	1.16%
Actual		$ 1,000.00	$ 1,067.40	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.82
Class T	1.35%
Actual		$ 1,000.00	$ 1,066.80	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Class B	1.91%
Actual		$ 1,000.00	$ 1,063.10	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.57
Class C	1.88%
Actual		$ 1,000.00	$ 1,063.00	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.42
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,068.90	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	2.0	1.6
BB&T Corp.	1.6	0.0
Ross Stores, Inc.	1.6	1.7
Motorola Solutions, Inc.	1.6	0.0
Intuit, Inc.	1.6	2.2
Wyndham Worldwide Corp.	1.5	0.0
Reinsurance Group of America, Inc.	1.5	2.5
McKesson Corp.	1.5	2.5
Synopsys, Inc.	1.3	0.3
Time Warner, Inc.	1.3	1.1
	15.5
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	25.2
Consumer Discretionary	16.8	17.9
Financials	16.0	10.2
Industrials	11.2	8.2
Health Care	8.6	18.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 89.2%		Stocks 96.2%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 10.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.8%
* Foreign investments	13.3%	** Foreign investments	22.2%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.6%
BorgWarner, Inc. (a)	9,724	$ 637,797
Dana Holding Corp.	270,600	3,466,386
Delphi Automotive PLC	358,400	9,139,200
Exide Industries Ltd.	1,609,233	3,980,518
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	311,918
TRW Automotive Holdings Corp. (a)	37,388	1,374,383
		18,910,202
Automobiles - 0.6%
Bajaj Auto Ltd.	53,720	1,533,566
Daihatsu Motor Co. Ltd.	521,000	9,121,239
Harley-Davidson, Inc.	153,270	7,009,037
		17,663,842
Distributors - 0.6%
Genuine Parts Co.	229,673	13,837,798
LKQ Corp. (a)	167,300	5,587,820
		19,425,618
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	162,900	2,076,296
Grand Canyon Education, Inc. (a)	258,673	5,416,613
MegaStudy Co. Ltd.	38,217	2,627,940
Weight Watchers International, Inc.	41,788	2,154,589
		12,275,438
Hotels, Restaurants & Leisure - 3.2%
Jubilant Foodworks Ltd. (a)	816,931	17,302,759
Papa John's International, Inc. (a)	109,647	5,215,908
Starbucks Corp.	341,115	18,188,252
Texas Roadhouse, Inc. Class A	134,841	2,485,120
The Cheesecake Factory, Inc. (a)	199,598	6,379,152
Wyndham Worldwide Corp.	870,540	45,912,280
		95,483,471
Household Durables - 0.5%
Jarden Corp.	161,470	6,784,969
Newell Rubbermaid, Inc.	386,652	7,013,867
		13,798,836
Internet & Catalog Retail - 0.3%
Expedia, Inc. (e)	185,390	8,911,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.7%
Mattel, Inc.	318,540	$ 10,333,438
Polaris Industries, Inc.	128,054	9,153,300
		19,486,738
Media - 2.6%
Discovery Communications, Inc. (a)	525,370	28,369,980
Pearson PLC	92,400	1,833,378
Sun TV Ltd.	1,638,536	8,982,174
Time Warner, Inc.	985,278	37,933,203
		77,118,735
Specialty Retail - 6.6%
Advance Auto Parts, Inc.	250,333	17,077,717
American Eagle Outfitters, Inc.	185,500	3,659,915
Asbury Automotive Group, Inc. (a)	77,094	1,826,357
Ascena Retail Group, Inc. (a)	369,200	6,874,504
AutoZone, Inc. (a)	78,526	28,832,391
Bed Bath & Beyond, Inc. (a)	510,264	31,534,315
Foot Locker, Inc.	229,500	7,018,110
Group 1 Automotive, Inc.	47,200	2,152,792
O'Reilly Automotive, Inc. (a)	118,373	9,916,106
Penske Automotive Group, Inc.	255,355	5,423,740
Ross Stores, Inc.	762,683	47,644,807
Sally Beauty Holdings, Inc. (a)	674,330	17,357,254
Sonic Automotive, Inc. Class A (sub. vtg.)	220,296	3,011,446
TJX Companies, Inc.	374,628	16,082,780
Tsutsumi Jewelry Co. Ltd.	38,700	940,953
		199,353,187
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	78,300	5,594,545
Coach, Inc.	80,718	4,720,389
Daphne International Holdings Ltd.	5,606,000	5,719,507
PVH Corp.	53,810	4,185,880
Vera Bradley, Inc. (a)	97,300	2,051,084
		22,271,405
TOTAL CONSUMER DISCRETIONARY		504,699,169
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	134,433	5,593,757
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
Kroger Co.	334,500	$ 7,757,055
Safeway, Inc. (e)	1,090,746	19,797,040
		27,554,095
Food Products - 1.2%
Biostime International Holdings Ltd.	720,500	1,888,687
Britannia Industries Ltd.	119,311	1,134,890
Orion Corp.	4,338	3,606,261
Post Holdings, Inc. (a)	61,165	1,880,824
Want Want China Holdings Ltd.	22,901,000	28,320,299
		36,830,961
Household Products - 0.3%
Church & Dwight Co., Inc.	128,000	7,100,160
Jyothy Laboratories Ltd.	174,353	747,872
		7,848,032
TOTAL CONSUMER STAPLES		77,826,845
ENERGY - 5.3%
Energy Equipment & Services - 1.6%
Halliburton Co.	180,035	5,111,194
Helix Energy Solutions Group, Inc. (a)	1,229,547	20,176,866
McDermott International, Inc. (a)	326,311	3,635,105
National Oilwell Varco, Inc.	157,200	10,129,968
Parker Drilling Co. (a)	618,210	2,788,127
Pioneer Drilling Co. (a)	165,700	1,320,629
Superior Energy Services, Inc. (a)	145,900	2,951,557
TETRA Technologies, Inc. (a)	133,775	953,816
		47,067,262
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	66,630	5,856,111
Denbury Resources, Inc. (a)	485,865	7,341,420
Hess Corp.	187,600	8,151,220
HollyFrontier Corp.	239,980	8,502,491
Marathon Petroleum Corp.	629,996	28,299,420
Murphy Oil Corp.	169,100	8,504,039
Newfield Exploration Co. (a)	95,400	2,796,174
QEP Resources, Inc.	567,937	17,021,072
Talisman Energy, Inc.	399,900	4,583,865
Tesoro Corp. (a)	83,090	2,073,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	684,024	$ 16,519,180
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	60,270
WPX Energy, Inc.	125,610	2,032,370
		111,741,558
TOTAL ENERGY		158,808,820
FINANCIALS - 15.8%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	367,600	19,210,776
Invesco Ltd.	283,379	6,404,365
Marusan Securities Co. Ltd.	968,500	3,491,159
SEI Investments Co.	277,475	5,518,978
TD Ameritrade Holding Corp.	1,592,610	27,074,370
		61,699,648
Commercial Banks - 7.1%
Bank of Hawaii Corp.	80,473	3,697,734
BB&T Corp.	1,569,200	48,409,820
City National Corp.	34,500	1,676,010
Comerica, Inc.	892,961	27,422,832
East West Bancorp, Inc.	243,400	5,710,164
Fifth Third Bancorp	949,100	12,717,940
Fulton Financial Corp.	427,511	4,270,835
Glacier Bancorp, Inc.	29,200	452,308
HDFC Bank Ltd.	604,114	6,189,115
Huntington Bancshares, Inc.	5,517,360	35,311,104
KeyCorp	490,349	3,795,301
MB Financial, Inc.	65,835	1,418,086
PacWest Bancorp	54,000	1,278,180
Regions Financial Corp.	4,830,877	32,608,420
Shinsei Bank Ltd.	3,532,000	4,297,035
Signature Bank (a)	35,800	2,182,726
Sumitomo Mitsui Financial Group, Inc.	255,200	8,430,514
SunTrust Banks, Inc.	141,300	3,423,699
Synovus Financial Corp. (e)	1,908,385	3,778,602
TCF Financial Corp.	215,932	2,478,899
UMB Financial Corp.	61,612	3,156,383
		212,705,707
Consumer Finance - 1.3%
ACOM Co. Ltd. (a)	74,040	1,468,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	471,000	$ 10,472,218
Discover Financial Services	665,219	23,003,273
Hitachi Capital Corp.	87,600	1,466,225
Shriram Transport Finance Co. Ltd.	82,459	791,193
		37,201,880
Diversified Financial Services - 0.9%
CME Group, Inc.	50,105	13,433,652
CRISIL Ltd.	249,632	4,857,058
IntercontinentalExchange, Inc. (a)	24,080	3,274,398
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,920	2,492,411
Moody's Corp.	112,571	4,114,470
		28,171,989
Insurance - 4.0%
Assured Guaranty Ltd.	333,114	4,696,907
Brasil Insurance Participacoes e Administracao SA	242,700	2,156,931
Lincoln National Corp.	826,733	18,080,651
Old Republic International Corp.	1,702,292	14,112,001
Progressive Corp.	35,523	739,944
Protective Life Corp.	1,008,455	29,658,662
Reinsurance Group of America, Inc.	828,483	44,083,580
Unum Group	333,800	6,385,594
		119,914,270
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	132,900	4,066,740
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)	23,098	1,691,467
Goldcrest Co. Ltd.	85,080	1,314,488
Kenedix, Inc. (a)	9,632	1,396,803
Wharf Holdings Ltd.	985,000	5,477,544
		9,880,302
TOTAL FINANCIALS		473,640,536
HEALTH CARE - 8.6%
Biotechnology - 2.0%
3SBio, Inc. sponsored ADR (a)	269,499	3,678,661
Alexion Pharmaceuticals, Inc. (a)	321,775	31,952,258
Biogen Idec, Inc. (a)	27,300	3,941,574
Celgene Corp. (a)	46,710	2,996,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	265,865	$ 8,879,891
Halozyme Therapeutics, Inc. (a)	114,500	1,014,470
United Therapeutics Corp. (a)	126,869	6,264,791
		58,728,559
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	1,048,445	5,944,683
Hill-Rom Holdings, Inc.	87,800	2,708,630
Opto Circuits India Ltd.	66,566	185,864
		8,839,177
Health Care Providers & Services - 3.6%
Aetna, Inc.	203,637	7,895,006
Cardinal Health, Inc.	7,300	306,600
Centene Corp. (a)	44,183	1,332,559
Community Health Systems, Inc. (a)	464,111	13,009,031
Express Scripts Holding Co. (a)	99,600	5,560,668
Health Management Associates, Inc. Class A (a)	383,611	3,011,346
Health Net, Inc. (a)	27,601	669,876
Humana, Inc.	32,321	2,502,938
McKesson Corp.	465,357	43,627,219
Molina Healthcare, Inc. (a)	742	17,407
Omnicare, Inc.	552,677	17,260,103
PharMerica Corp. (a)	87,128	951,438
Tenet Healthcare Corp. (a)	482,000	2,525,680
UnitedHealth Group, Inc.	135,733	7,940,381
		106,610,252
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	64,655	706,679
athenahealth, Inc. (a)(e)	173,060	13,701,160
Cerner Corp. (a)	60,972	5,039,946
		19,447,785
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	419,500	16,461,180
Thermo Fisher Scientific, Inc.	282,038	14,640,593
		31,101,773
Pharmaceuticals - 1.1%
Cadila Healthcare Ltd.	1	7
Cipla Ltd.	979,893	5,614,715
Jazz Pharmaceuticals PLC (a)	165,917	7,467,924
Medicis Pharmaceutical Corp. Class A	271,700	9,278,555
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmstandard OJSC unit (a)	145,044	$ 2,066,877
Questcor Pharmaceuticals, Inc. (a)(e)	121,032	6,443,744
Salix Pharmaceuticals Ltd. (a)	58,526	3,186,155
		34,057,977
TOTAL HEALTH CARE		258,785,523
INDUSTRIALS - 11.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	54,765	5,017,022
Airlines - 0.7%
Copa Holdings SA Class A	270,921	22,345,564
Building Products - 0.4%
Apogee Enterprises, Inc.	26,600	427,462
Blue Star Ltd.	293,019	867,105
Lennox International, Inc.	255,304	11,904,826
		13,199,393
Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	280,416	6,643,055
Corrections Corp. of America	274,205	8,075,337
Edenred SA	234,000	6,616,958
Mine Safety Appliances Co.	25,900	1,042,216
Multiplus SA	386,700	9,081,722
Republic Services, Inc.	328,549	8,693,407
The Brink's Co.	26,812	621,502
		40,774,197
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV unit	123,200	4,676,672
Dycom Industries, Inc. (a)	51,315	954,972
Fluor Corp.	315,709	15,577,082
KBR, Inc.	20,554	507,889
Quanta Services, Inc. (a)	141,025	3,394,472
URS Corp.	95,935	3,346,213
		28,457,300
Electrical Equipment - 1.1%
Acuity Brands, Inc.	216,041	10,998,647
Brady Corp. Class A	51,500	1,416,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	85,788	$ 6,686,317
Roper Industries, Inc.	136,900	13,495,602
		32,597,331
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	827,463	2,875,094
Machinery - 3.8%
Actuant Corp. Class A	670,859	18,220,530
AGCO Corp. (a)	552,022	25,243,966
Dover Corp.	90,045	4,827,312
Eaton Corp.	96,675	3,831,230
Harsco Corp.	370,138	7,543,412
Illinois Tool Works, Inc.	338,400	17,897,976
Ingersoll-Rand PLC	443,099	18,689,916
Kennametal, Inc.	21,050	697,808
Kitz Corp.	74,700	319,994
Parker Hannifin Corp.	213,663	16,426,411
Uzel Makina Sanayi A/S (a)	101,200	1
Valmont Industries, Inc.	10,800	1,306,476
		115,005,032
Professional Services - 1.8%
CDI Corp.	2,691	44,132
Corporate Executive Board Co.	275,254	11,252,384
Dun & Bradstreet Corp.	1,675	119,210
en-japan, Inc.	551	625,460
Equifax, Inc.	535,042	24,932,957
GP Strategies Corp. (a)	10,149	187,452
Kforce, Inc. (a)	97,354	1,310,385
Randstad Holding NV	234,294	6,871,366
Robert Half International, Inc.	274,700	7,848,179
		53,191,525
Road & Rail - 0.5%
Con-way, Inc.	35,856	1,294,760
Kansas City Southern	17,370	1,208,257
Landstar System, Inc.	26,500	1,370,580
Norfolk Southern Corp.	33,300	2,389,941
Old Dominion Freight Lines, Inc. (a)	225,988	9,783,021
		16,046,559
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	9,908	$ 649,469
United Rentals, Inc. (a)	197,900	6,736,516
		7,385,985
TOTAL INDUSTRIALS		336,895,002
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	2,571,224	12,676,134
Motorola Solutions, Inc.	989,591	47,609,223
Polycom, Inc. (a)	13,300	139,916
Ubiquiti Networks, Inc. (e)	155,321	2,213,324
		62,638,597
Computers & Peripherals - 1.1%
Gemalto NV (e)	395,688	28,337,056
NCR Corp. (a)	231,490	5,261,768
		33,598,824
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	212,843	6,983,379
Digital China Holdings Ltd. (H Shares)	3,200,000	5,639,140
FEI Co.	96,740	4,628,042
Ingenico SA	476,090	23,087,489
Itron, Inc. (a)	224,617	9,263,205
Jabil Circuit, Inc.	546,416	11,108,637
Plexus Corp. (a)	75,422	2,126,900
Vishay Intertechnology, Inc. (a)	216,422	2,040,859
		64,877,651
Internet Software & Services - 0.7%
eBay, Inc. (a)	359,231	15,091,294
Google, Inc. Class A (a)	4,440	2,575,511
VistaPrint Ltd. (a)(e)	93,817	3,030,289
		20,697,094
IT Services - 5.3%
Alliance Data Systems Corp. (a)	30,468	4,113,180
CGI Group, Inc. Class A (sub. vtg.) (a)	57,500	1,382,011
CoreLogic, Inc. (a)	139,249	2,549,649
Fidelity National Information Services, Inc.	361,000	12,302,880
Fiserv, Inc. (a)	821,200	59,307,062
Genpact Ltd. (a)	69,700	1,159,111
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	34,800	$ 1,046,784
Jack Henry & Associates, Inc.	53,100	1,833,012
MasterCard, Inc. Class A	66,379	28,550,272
NeuStar, Inc. Class A (a)	121,539	4,059,403
Total System Services, Inc.	1,237,914	29,623,282
Visa, Inc. Class A	101,626	12,564,022
		158,490,668
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	207,392	7,812,457
Applied Materials, Inc.	657,208	7,531,604
Epistar Corp.	437,000	974,328
KLA-Tencor Corp.	598,000	29,451,500
Kontron AG	343,023	2,109,705
LSI Corp. (a)	154,400	983,528
Marvell Technology Group Ltd.	1,376,414	15,525,950
MIC Electronics Ltd. (a)	427,725	48,607
PMC-Sierra, Inc. (a)	1,095,720	6,727,721
		71,165,400
Software - 5.2%
Autodesk, Inc. (a)	658,819	23,052,077
Check Point Software Technologies Ltd. (a)	133,658	6,628,100
Deltek, Inc. (a)	19,300	223,687
Intuit, Inc.	786,544	46,681,386
Mentor Graphics Corp. (a)	1,504,469	22,567,035
NICE Systems Ltd. sponsored ADR (a)	27,000	988,200
Nuance Communications, Inc. (a)	404,510	9,635,428
Parametric Technology Corp. (a)	249,382	5,227,047
Royalblue Group PLC	162,440	3,943,284
Synopsys, Inc. (a)	1,295,486	38,126,153
Ubisoft Entertainment SA (a)	74,678	498,419
		157,570,816
TOTAL INFORMATION TECHNOLOGY		569,039,050
MATERIALS - 4.7%
Chemicals - 3.1%
Albemarle Corp.	137,023	8,172,052
CF Industries Holdings, Inc.	114,700	22,221,978
FMC Corp.	189,500	10,134,460
H.B. Fuller Co.	129,906	3,988,114
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	823,182	$ 33,149,539
PPG Industries, Inc.	33,900	3,597,468
W.R. Grace & Co. (a)	213,798	10,786,109
Zoltek Companies, Inc. (a)(e)	206,666	1,866,194
		93,915,914
Containers & Packaging - 0.2%
Ball Corp.	118,600	4,868,530
Metals & Mining - 0.9%
Commercial Metals Co.	310,600	3,925,984
IAMGOLD Corp.	161,800	1,913,439
Kinross Gold Corp.	563,249	4,597,386
Newmont Mining Corp.	42,313	2,052,604
Steel Dynamics, Inc.	676,686	7,951,061
Yamana Gold, Inc. (e)	321,433	4,959,938
		25,400,412
Paper & Forest Products - 0.5%
International Paper Co.	535,149	15,471,158
TOTAL MATERIALS		139,656,014
UTILITIES - 5.1%
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	154,732	4,412,957
Northeast Utilities	455,720	17,686,493
Pepco Holdings, Inc.	287,500	5,626,375
Pinnacle West Capital Corp.	225,603	11,672,699
Xcel Energy, Inc.	395,500	11,236,155
		50,634,679
Gas Utilities - 0.3%
Questar Corp.	366,225	7,639,454
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	26,553	854,210
The AES Corp. (a)	692,200	8,880,926
		9,735,136
Multi-Utilities - 2.7%
Consolidated Edison, Inc.	353,400	21,977,946
DTE Energy Co.	195,788	11,616,102
Integrys Energy Group, Inc.	139,909	7,956,625
PG&E Corp.	274,100	12,408,507
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	161,891	$ 11,151,052
Vectren Corp.	128,578	3,795,623
Wisconsin Energy Corp.	326,200	12,907,734
		81,813,589
Water Utilities - 0.1%
Aqua America, Inc.	172,155	4,296,989
TOTAL UTILITIES		154,119,847
TOTAL COMMON STOCKS (Cost $2,390,397,473)		2,673,470,806
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	3,023	2,675,355
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	177,230	4,262,382
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,879,205)		6,937,737
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $37,317)	10,968	33,829
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	333,483,537	$ 333,483,537
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	56,741,128	56,741,128
TOTAL MONEY MARKET FUNDS (Cost $390,224,665)		390,224,665
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,786,538,660)		3,070,667,037
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(67,025,431)
NET ASSETS - 100%		$ 3,003,641,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,675,355 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 144,805
Fidelity Securities Lending Cash Central Fund	280,044
Total	$ 424,849
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 504,699,169	$ 452,345,217	$ 52,353,952	$ -
Consumer Staples	77,826,845	42,128,836	35,698,009	-
Energy	158,808,820	158,748,550	60,270	-
Financials	480,578,273	425,758,184	54,820,089	-
Health Care	258,785,523	252,984,937	5,800,586	-
Industrials	336,895,002	332,207,348	4,687,653	1
Information Technology	569,039,050	562,376,975	6,662,075	-
Materials	139,656,014	139,656,014	-	-
Utilities	154,119,847	154,119,847	-	-
Corporate Bonds	33,829	-	33,829	-
Money Market Funds	390,224,665	390,224,665	-	-
Total Investments in Securities:	$ 3,070,667,037	$ 2,910,550,573	$ 160,116,463	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 148,168,045
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.7%
Netherlands	2.4%
India	1.8%
Japan	1.5%
Cayman Islands	1.3%
Bermuda	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,496,361) - See accompanying schedule: Unaffiliated issuers (cost $2,396,313,995)	$ 2,680,442,372
Fidelity Central Funds (cost $390,224,665)	390,224,665
Total Investments (cost $2,786,538,660)		$ 3,070,667,037
Cash		57,646
Foreign currency held at value (cost $208,695)		208,127
Receivable for investments sold		30,733,041
Receivable for fund shares sold		3,295,617
Dividends receivable		2,569,755
Interest receivable		618
Distributions receivable from Fidelity Central Funds		81,720
Other receivables		60,002
Total assets		3,107,673,563

Liabilities
Payable for investments purchased	$ 39,356,945
Payable for fund shares redeemed	5,007,125
Accrued management fee	1,363,462
Distribution and service plan fees payable	678,067
Other affiliated payables	811,811
Other payables and accrued expenses	73,419
Collateral on securities loaned, at value	56,741,128
Total liabilities		104,031,957

Net Assets		$ 3,003,641,606
Net Assets consist of:
Paid in capital		$ 2,678,428,099
Accumulated net investment loss		(6,420,327)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,471,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,162,468
Net Assets		$ 3,003,641,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,321,662,731 ÷ 77,303,866 shares)	$ 17.10

Maximum offering price per share (100/94.25 of $17.10)	$ 18.14
Class T: Net Asset Value and redemption price per share ($411,005,304 ÷ 24,268,378 shares)	$ 16.94

Maximum offering price per share (100/96.50 of $16.94)	$ 17.55
Class B: Net Asset Value and offering price per share ($50,590,834 ÷ 3,095,613 shares)A	$ 16.34

Class C: Net Asset Value and offering price per share ($243,830,293 ÷ 14,899,705 shares)A	$ 16.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($976,552,444 ÷ 56,230,931 shares)	$ 17.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 19,836,293
Interest		4,168
Income from Fidelity Central Funds		424,849
Total income		20,265,310

Expenses
Management fee	$ 8,844,690
Transfer agent fees	4,608,613
Distribution and service plan fees	4,441,997
Accounting and security lending fees	471,999
Custodian fees and expenses	130,277
Independent trustees' compensation	10,239
Registration fees	91,879
Audit	45,960
Legal	4,747
Miscellaneous	21,443
Total expenses before reductions	18,671,844
Expense reductions	(115,449)	18,556,395
Net investment income (loss)		1,708,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,840,690
Foreign currency transactions	(131,219)
Total net realized gain (loss)		116,709,471
Change in net unrealized appreciation (depreciation) on: Investment securities	85,303,943
Assets and liabilities in foreign currencies	35,340
Total change in net unrealized appreciation (depreciation)		85,339,283
Net gain (loss)		202,048,754
Net increase (decrease) in net assets resulting from operations		$ 203,757,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,708,915	$ (10,369,855)
Net realized gain (loss)	116,709,471	191,581,257
Change in net unrealized appreciation (depreciation)	85,339,283	(571,662,525)
Net increase (decrease) in net assets resulting from operations	203,757,669	(390,451,123)
Share transactions - net increase (decrease)	(232,551,242)	39,733,323
Total increase (decrease) in net assets	(28,793,573)	(350,717,800)

Net Assets
Beginning of period	3,032,435,179	3,383,152,979
End of period (including accumulated net investment loss of $6,420,327 and accumulated net investment loss of $8,129,242, respectively)	$ 3,003,641,606	$ 3,032,435,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.02)	- K	.01	.02
Net realized and unrealized gain (loss)	1.07	(1.83)	3.78	3.93	(6.68)	2.40
Total from investment operations	1.08	(1.88)	3.76	3.93	(6.67)	2.42
Distributions from net realized gain	-	-	(.03)	(.06)	(.08)	(1.54)
Net asset value, end of period	$ 17.10	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Total Return B,C,D	6.74%	(10.50)%	26.56%	38.17%	(39.30)%	15.02%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.16%	1.16%	1.18%	1.22%	1.14%
Expenses net of fee waivers, if any	1.16% A	1.16%	1.16%	1.18%	1.22%	1.14%
Expenses net of all reductions	1.15% A	1.15%	1.15%	1.17%	1.21%	1.13%
Net investment income (loss)	.13% A	(.27)%	(.13)%	-% H	.04%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321,663	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659	$ 722,244
Portfolio turnover rate G	184% A	80%	42%	60%	147% J	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.05)	(.03)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.07	(1.83)	3.76	3.91	(6.64)	2.38
Total from investment operations	1.06	(1.91)	3.71	3.88	(6.67)	2.37
Distributions from net realized gain	-	-	(.03)	(.03)	(.08)	(1.48)
Net asset value, end of period	$ 16.94	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Total Return B,C,D	6.68%	(10.74)%	26.31%	37.82%	(39.39)%	14.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.35% A	1.35%	1.37%	1.42%	1.43%	1.33%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.37%	1.42%	1.43%	1.33%
Expenses net of all reductions	1.34% A	1.34%	1.37%	1.41%	1.42%	1.32%
Net investment income (loss)	(.07)% A	(.46)%	(.34)%	(.23)%	(.18)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411,005	$ 420,604	$ 523,899	$ 416,952	$ 311,520	$ 597,895
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95
Income from Investment Operations
Net investment income (loss) E	(.05)	(.17)	(.13)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	1.02	(1.77)	3.66	3.83	(6.54)	2.35
Total from investment operations	.97	(1.94)	3.53	3.74	(6.64)	2.24
Distributions from net realized gain	-	-	(.03)	-	(.08)	(1.40)
Net asset value, end of period	$ 16.34	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Total Return B,C,D	6.31%	(11.21)%	25.58%	37.14%	(39.73)%	14.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.91%	1.91%	1.96%	1.99%	1.92%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.91%	1.96%	1.99%	1.92%
Expenses net of all reductions	1.90% A	1.90%	1.91%	1.95%	1.98%	1.91%
Net investment income (loss)	(.62)% A	(1.02)%	(.88)%	(.78)%	(.74)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,591	$ 57,534	$ 83,330	$ 73,184	$ 57,954	$ 105,828
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.17)	(.13)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	1.02	(1.76)	3.67	3.83	(6.55)	2.36
Total from investment operations	.97	(1.93)	3.54	3.74	(6.65)	2.25
Distributions from net realized gain	-	-	(.03)	-	(.08)	(1.41)
Net asset value, end of period	$ 16.36	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Total Return B,C,D	6.30%	(11.14)%	25.65%	37.14%	(39.77)%	14.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.87%	1.88%	1.94%	1.98%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.87%	1.88%	1.94%	1.98%	1.89%
Expenses net of all reductions	1.87% A	1.86%	1.88%	1.93%	1.97%	1.88%
Net investment income (loss)	(.59)% A	(.98)%	(.85)%	(.76)%	(.73)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,830	$ 258,215	$ 299,688	$ 217,164	$ 156,528	$ 280,738
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25
Income from Investment Operations
Net investment income (loss) D	.03	- I	.02	.03	.04	.07
Net realized and unrealized gain (loss)	1.09	(1.87)	3.82	3.98	(6.72)	2.41
Total from investment operations	1.12	(1.87)	3.84	4.01	(6.68)	2.48
Distributions from net realized gain	-	-	(.03)	(.09)	(.08)	(1.58)
Net asset value, end of period	$ 17.37	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Total Return B,C	6.89%	(10.32)%	26.86%	38.55%	(39.13)%	15.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.90%	.90%	.95%	.97%	.89%
Expenses net of fee waivers, if any	.91% A	.90%	.90%	.95%	.97%	.89%
Expenses net of all reductions	.90% A	.89%	.90%	.94%	.96%	.88%
Net investment income (loss)	.38% A	(.02)%	.13%	.23%	.28%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 976,552	$ 972,531	$ 950,940	$ 535,875	$ 402,675	$ 492,774
Portfolio turnover rate F	184% A	80%	42%	60%	147% H	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 380,392,445
Gross unrealized depreciation	(106,462,652)
Net unrealized appreciation (depreciation) on securities and other investments	$ 273,929,793

Tax cost	$ 2,796,737,244

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,557,344)

The Fund's capital loss carryforward of $17,557,344 was acquired from CapitalOne Mid-Cap Equity Fund when it merged into the Fund on November 21, 2007 which will expire in fiscal 2016. Under the Interal Revenue Code, the losses acquired from CapitalOne Mid-Cap Equity Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $9,046,674 of the losses acquired from CapitalOne Mid-Cap Equity Fund will expire unused.

The Fund intends to elect to defer to its fiscal year ending December 31, 2012 approximately $49,005,427 of losses recognized during the period November 1, 2011 to December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,728,453,033 and $3,166,050,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,733,854	$ 29,824
Class T	.25%	.25%	1,095,132	7,484
Class B	.75%	.25%	282,805	212,628
Class C	.75%	.25%	1,330,206	151,282
			$ 4,441,997	$ 401,218

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134,226
Class T	24,001
Class B*	38,530
Class C*	15,371
$ 212,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 2,087,917.30
Class T	534,341.24
Class B	85,030.30
Class C	361,905.27
Institutional Class	1,539,420.30
	$ 4,608,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,068 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,791 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280,044. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115,449 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	8,367,155	30,412,558	$ 145,430,927	$ 540,617,970
Shares redeemed	(13,696,525)	(32,976,341)	(238,004,363)	(570,949,906)
Net increase (decrease)	(5,329,370)	(2,563,783)	$ (92,573,436)	$ (30,331,936)
Class T
Shares sold	2,044,862	7,239,654	$ 35,236,528	$ 127,751,827
Shares redeemed	(4,260,347)	(10,211,084)	(73,160,522)	(177,115,932)
Net increase (decrease)	(2,215,485)	(2,971,430)	$ (37,923,994)	$ (49,364,105)
Class B
Shares sold	24,152	191,984	$ 403,272	$ 3,304,518
Shares redeemed	(672,290)	(1,263,087)	(11,186,754)	(20,958,797)
Net increase (decrease)	(648,138)	(1,071,103)	$ (10,783,482)	$ (17,654,279)
Class C
Shares sold	941,811	4,512,050	$ 15,739,982	$ 78,435,794
Shares redeemed	(2,823,943)	(5,031,678)	(46,735,502)	(83,511,938)
Net increase (decrease)	(1,882,132)	(519,628)	$ (30,995,520)	$ (5,076,144)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Institutional Class
Shares sold	8,622,359	26,124,663	$ 151,854,219	$ 469,245,567
Shares redeemed	(12,240,907)	(18,763,459)	(212,129,029)	(327,085,780)
Net increase (decrease)	(3,618,548)	7,361,204	$ (60,274,810)	$ 142,159,787

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-USAN-0812
1.801445.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Class A	1.16%
Actual		$ 1,000.00	$ 1,067.40	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.82
Class T	1.35%
Actual		$ 1,000.00	$ 1,066.80	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.77
Class B	1.91%
Actual		$ 1,000.00	$ 1,063.10	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.57
Class C	1.88%
Actual		$ 1,000.00	$ 1,063.00	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.42
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,068.90	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	2.0	1.6
BB&T Corp.	1.6	0.0
Ross Stores, Inc.	1.6	1.7
Motorola Solutions, Inc.	1.6	0.0
Intuit, Inc.	1.6	2.2
Wyndham Worldwide Corp.	1.5	0.0
Reinsurance Group of America, Inc.	1.5	2.5
McKesson Corp.	1.5	2.5
Synopsys, Inc.	1.3	0.3
Time Warner, Inc.	1.3	1.1
	15.5
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	25.2
Consumer Discretionary	16.8	17.9
Financials	16.0	10.2
Industrials	11.2	8.2
Health Care	8.6	18.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 89.2%		Stocks 96.2%
	Bonds† 0.0%		Bonds† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 10.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.8%
* Foreign investments	13.3%	** Foreign investments	22.2%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.6%
BorgWarner, Inc. (a)	9,724	$ 637,797
Dana Holding Corp.	270,600	3,466,386
Delphi Automotive PLC	358,400	9,139,200
Exide Industries Ltd.	1,609,233	3,980,518
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	311,918
TRW Automotive Holdings Corp. (a)	37,388	1,374,383
		18,910,202
Automobiles - 0.6%
Bajaj Auto Ltd.	53,720	1,533,566
Daihatsu Motor Co. Ltd.	521,000	9,121,239
Harley-Davidson, Inc.	153,270	7,009,037
		17,663,842
Distributors - 0.6%
Genuine Parts Co.	229,673	13,837,798
LKQ Corp. (a)	167,300	5,587,820
		19,425,618
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	162,900	2,076,296
Grand Canyon Education, Inc. (a)	258,673	5,416,613
MegaStudy Co. Ltd.	38,217	2,627,940
Weight Watchers International, Inc.	41,788	2,154,589
		12,275,438
Hotels, Restaurants & Leisure - 3.2%
Jubilant Foodworks Ltd. (a)	816,931	17,302,759
Papa John's International, Inc. (a)	109,647	5,215,908
Starbucks Corp.	341,115	18,188,252
Texas Roadhouse, Inc. Class A	134,841	2,485,120
The Cheesecake Factory, Inc. (a)	199,598	6,379,152
Wyndham Worldwide Corp.	870,540	45,912,280
		95,483,471
Household Durables - 0.5%
Jarden Corp.	161,470	6,784,969
Newell Rubbermaid, Inc.	386,652	7,013,867
		13,798,836
Internet & Catalog Retail - 0.3%
Expedia, Inc. (e)	185,390	8,911,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.7%
Mattel, Inc.	318,540	$ 10,333,438
Polaris Industries, Inc.	128,054	9,153,300
		19,486,738
Media - 2.6%
Discovery Communications, Inc. (a)	525,370	28,369,980
Pearson PLC	92,400	1,833,378
Sun TV Ltd.	1,638,536	8,982,174
Time Warner, Inc.	985,278	37,933,203
		77,118,735
Specialty Retail - 6.6%
Advance Auto Parts, Inc.	250,333	17,077,717
American Eagle Outfitters, Inc.	185,500	3,659,915
Asbury Automotive Group, Inc. (a)	77,094	1,826,357
Ascena Retail Group, Inc. (a)	369,200	6,874,504
AutoZone, Inc. (a)	78,526	28,832,391
Bed Bath & Beyond, Inc. (a)	510,264	31,534,315
Foot Locker, Inc.	229,500	7,018,110
Group 1 Automotive, Inc.	47,200	2,152,792
O'Reilly Automotive, Inc. (a)	118,373	9,916,106
Penske Automotive Group, Inc.	255,355	5,423,740
Ross Stores, Inc.	762,683	47,644,807
Sally Beauty Holdings, Inc. (a)	674,330	17,357,254
Sonic Automotive, Inc. Class A (sub. vtg.)	220,296	3,011,446
TJX Companies, Inc.	374,628	16,082,780
Tsutsumi Jewelry Co. Ltd.	38,700	940,953
		199,353,187
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	78,300	5,594,545
Coach, Inc.	80,718	4,720,389
Daphne International Holdings Ltd.	5,606,000	5,719,507
PVH Corp.	53,810	4,185,880
Vera Bradley, Inc. (a)	97,300	2,051,084
		22,271,405
TOTAL CONSUMER DISCRETIONARY		504,699,169
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	134,433	5,593,757
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
Kroger Co.	334,500	$ 7,757,055
Safeway, Inc. (e)	1,090,746	19,797,040
		27,554,095
Food Products - 1.2%
Biostime International Holdings Ltd.	720,500	1,888,687
Britannia Industries Ltd.	119,311	1,134,890
Orion Corp.	4,338	3,606,261
Post Holdings, Inc. (a)	61,165	1,880,824
Want Want China Holdings Ltd.	22,901,000	28,320,299
		36,830,961
Household Products - 0.3%
Church & Dwight Co., Inc.	128,000	7,100,160
Jyothy Laboratories Ltd.	174,353	747,872
		7,848,032
TOTAL CONSUMER STAPLES		77,826,845
ENERGY - 5.3%
Energy Equipment & Services - 1.6%
Halliburton Co.	180,035	5,111,194
Helix Energy Solutions Group, Inc. (a)	1,229,547	20,176,866
McDermott International, Inc. (a)	326,311	3,635,105
National Oilwell Varco, Inc.	157,200	10,129,968
Parker Drilling Co. (a)	618,210	2,788,127
Pioneer Drilling Co. (a)	165,700	1,320,629
Superior Energy Services, Inc. (a)	145,900	2,951,557
TETRA Technologies, Inc. (a)	133,775	953,816
		47,067,262
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	66,630	5,856,111
Denbury Resources, Inc. (a)	485,865	7,341,420
Hess Corp.	187,600	8,151,220
HollyFrontier Corp.	239,980	8,502,491
Marathon Petroleum Corp.	629,996	28,299,420
Murphy Oil Corp.	169,100	8,504,039
Newfield Exploration Co. (a)	95,400	2,796,174
QEP Resources, Inc.	567,937	17,021,072
Talisman Energy, Inc.	399,900	4,583,865
Tesoro Corp. (a)	83,090	2,073,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	684,024	$ 16,519,180
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	398,167	60,270
WPX Energy, Inc.	125,610	2,032,370
		111,741,558
TOTAL ENERGY		158,808,820
FINANCIALS - 15.8%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	367,600	19,210,776
Invesco Ltd.	283,379	6,404,365
Marusan Securities Co. Ltd.	968,500	3,491,159
SEI Investments Co.	277,475	5,518,978
TD Ameritrade Holding Corp.	1,592,610	27,074,370
		61,699,648
Commercial Banks - 7.1%
Bank of Hawaii Corp.	80,473	3,697,734
BB&T Corp.	1,569,200	48,409,820
City National Corp.	34,500	1,676,010
Comerica, Inc.	892,961	27,422,832
East West Bancorp, Inc.	243,400	5,710,164
Fifth Third Bancorp	949,100	12,717,940
Fulton Financial Corp.	427,511	4,270,835
Glacier Bancorp, Inc.	29,200	452,308
HDFC Bank Ltd.	604,114	6,189,115
Huntington Bancshares, Inc.	5,517,360	35,311,104
KeyCorp	490,349	3,795,301
MB Financial, Inc.	65,835	1,418,086
PacWest Bancorp	54,000	1,278,180
Regions Financial Corp.	4,830,877	32,608,420
Shinsei Bank Ltd.	3,532,000	4,297,035
Signature Bank (a)	35,800	2,182,726
Sumitomo Mitsui Financial Group, Inc.	255,200	8,430,514
SunTrust Banks, Inc.	141,300	3,423,699
Synovus Financial Corp. (e)	1,908,385	3,778,602
TCF Financial Corp.	215,932	2,478,899
UMB Financial Corp.	61,612	3,156,383
		212,705,707
Consumer Finance - 1.3%
ACOM Co. Ltd. (a)	74,040	1,468,971
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	471,000	$ 10,472,218
Discover Financial Services	665,219	23,003,273
Hitachi Capital Corp.	87,600	1,466,225
Shriram Transport Finance Co. Ltd.	82,459	791,193
		37,201,880
Diversified Financial Services - 0.9%
CME Group, Inc.	50,105	13,433,652
CRISIL Ltd.	249,632	4,857,058
IntercontinentalExchange, Inc. (a)	24,080	3,274,398
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,920	2,492,411
Moody's Corp.	112,571	4,114,470
		28,171,989
Insurance - 4.0%
Assured Guaranty Ltd.	333,114	4,696,907
Brasil Insurance Participacoes e Administracao SA	242,700	2,156,931
Lincoln National Corp.	826,733	18,080,651
Old Republic International Corp.	1,702,292	14,112,001
Progressive Corp.	35,523	739,944
Protective Life Corp.	1,008,455	29,658,662
Reinsurance Group of America, Inc.	828,483	44,083,580
Unum Group	333,800	6,385,594
		119,914,270
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	132,900	4,066,740
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)	23,098	1,691,467
Goldcrest Co. Ltd.	85,080	1,314,488
Kenedix, Inc. (a)	9,632	1,396,803
Wharf Holdings Ltd.	985,000	5,477,544
		9,880,302
TOTAL FINANCIALS		473,640,536
HEALTH CARE - 8.6%
Biotechnology - 2.0%
3SBio, Inc. sponsored ADR (a)	269,499	3,678,661
Alexion Pharmaceuticals, Inc. (a)	321,775	31,952,258
Biogen Idec, Inc. (a)	27,300	3,941,574
Celgene Corp. (a)	46,710	2,996,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	265,865	$ 8,879,891
Halozyme Therapeutics, Inc. (a)	114,500	1,014,470
United Therapeutics Corp. (a)	126,869	6,264,791
		58,728,559
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	1,048,445	5,944,683
Hill-Rom Holdings, Inc.	87,800	2,708,630
Opto Circuits India Ltd.	66,566	185,864
		8,839,177
Health Care Providers & Services - 3.6%
Aetna, Inc.	203,637	7,895,006
Cardinal Health, Inc.	7,300	306,600
Centene Corp. (a)	44,183	1,332,559
Community Health Systems, Inc. (a)	464,111	13,009,031
Express Scripts Holding Co. (a)	99,600	5,560,668
Health Management Associates, Inc. Class A (a)	383,611	3,011,346
Health Net, Inc. (a)	27,601	669,876
Humana, Inc.	32,321	2,502,938
McKesson Corp.	465,357	43,627,219
Molina Healthcare, Inc. (a)	742	17,407
Omnicare, Inc.	552,677	17,260,103
PharMerica Corp. (a)	87,128	951,438
Tenet Healthcare Corp. (a)	482,000	2,525,680
UnitedHealth Group, Inc.	135,733	7,940,381
		106,610,252
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	64,655	706,679
athenahealth, Inc. (a)(e)	173,060	13,701,160
Cerner Corp. (a)	60,972	5,039,946
		19,447,785
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	419,500	16,461,180
Thermo Fisher Scientific, Inc.	282,038	14,640,593
		31,101,773
Pharmaceuticals - 1.1%
Cadila Healthcare Ltd.	1	7
Cipla Ltd.	979,893	5,614,715
Jazz Pharmaceuticals PLC (a)	165,917	7,467,924
Medicis Pharmaceutical Corp. Class A	271,700	9,278,555
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmstandard OJSC unit (a)	145,044	$ 2,066,877
Questcor Pharmaceuticals, Inc. (a)(e)	121,032	6,443,744
Salix Pharmaceuticals Ltd. (a)	58,526	3,186,155
		34,057,977
TOTAL HEALTH CARE		258,785,523
INDUSTRIALS - 11.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	54,765	5,017,022
Airlines - 0.7%
Copa Holdings SA Class A	270,921	22,345,564
Building Products - 0.4%
Apogee Enterprises, Inc.	26,600	427,462
Blue Star Ltd.	293,019	867,105
Lennox International, Inc.	255,304	11,904,826
		13,199,393
Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	280,416	6,643,055
Corrections Corp. of America	274,205	8,075,337
Edenred SA	234,000	6,616,958
Mine Safety Appliances Co.	25,900	1,042,216
Multiplus SA	386,700	9,081,722
Republic Services, Inc.	328,549	8,693,407
The Brink's Co.	26,812	621,502
		40,774,197
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV unit	123,200	4,676,672
Dycom Industries, Inc. (a)	51,315	954,972
Fluor Corp.	315,709	15,577,082
KBR, Inc.	20,554	507,889
Quanta Services, Inc. (a)	141,025	3,394,472
URS Corp.	95,935	3,346,213
		28,457,300
Electrical Equipment - 1.1%
Acuity Brands, Inc.	216,041	10,998,647
Brady Corp. Class A	51,500	1,416,765
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	85,788	$ 6,686,317
Roper Industries, Inc.	136,900	13,495,602
		32,597,331
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	827,463	2,875,094
Machinery - 3.8%
Actuant Corp. Class A	670,859	18,220,530
AGCO Corp. (a)	552,022	25,243,966
Dover Corp.	90,045	4,827,312
Eaton Corp.	96,675	3,831,230
Harsco Corp.	370,138	7,543,412
Illinois Tool Works, Inc.	338,400	17,897,976
Ingersoll-Rand PLC	443,099	18,689,916
Kennametal, Inc.	21,050	697,808
Kitz Corp.	74,700	319,994
Parker Hannifin Corp.	213,663	16,426,411
Uzel Makina Sanayi A/S (a)	101,200	1
Valmont Industries, Inc.	10,800	1,306,476
		115,005,032
Professional Services - 1.8%
CDI Corp.	2,691	44,132
Corporate Executive Board Co.	275,254	11,252,384
Dun & Bradstreet Corp.	1,675	119,210
en-japan, Inc.	551	625,460
Equifax, Inc.	535,042	24,932,957
GP Strategies Corp. (a)	10,149	187,452
Kforce, Inc. (a)	97,354	1,310,385
Randstad Holding NV	234,294	6,871,366
Robert Half International, Inc.	274,700	7,848,179
		53,191,525
Road & Rail - 0.5%
Con-way, Inc.	35,856	1,294,760
Kansas City Southern	17,370	1,208,257
Landstar System, Inc.	26,500	1,370,580
Norfolk Southern Corp.	33,300	2,389,941
Old Dominion Freight Lines, Inc. (a)	225,988	9,783,021
		16,046,559
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	9,908	$ 649,469
United Rentals, Inc. (a)	197,900	6,736,516
		7,385,985
TOTAL INDUSTRIALS		336,895,002
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	2,571,224	12,676,134
Motorola Solutions, Inc.	989,591	47,609,223
Polycom, Inc. (a)	13,300	139,916
Ubiquiti Networks, Inc. (e)	155,321	2,213,324
		62,638,597
Computers & Peripherals - 1.1%
Gemalto NV (e)	395,688	28,337,056
NCR Corp. (a)	231,490	5,261,768
		33,598,824
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	212,843	6,983,379
Digital China Holdings Ltd. (H Shares)	3,200,000	5,639,140
FEI Co.	96,740	4,628,042
Ingenico SA	476,090	23,087,489
Itron, Inc. (a)	224,617	9,263,205
Jabil Circuit, Inc.	546,416	11,108,637
Plexus Corp. (a)	75,422	2,126,900
Vishay Intertechnology, Inc. (a)	216,422	2,040,859
		64,877,651
Internet Software & Services - 0.7%
eBay, Inc. (a)	359,231	15,091,294
Google, Inc. Class A (a)	4,440	2,575,511
VistaPrint Ltd. (a)(e)	93,817	3,030,289
		20,697,094
IT Services - 5.3%
Alliance Data Systems Corp. (a)	30,468	4,113,180
CGI Group, Inc. Class A (sub. vtg.) (a)	57,500	1,382,011
CoreLogic, Inc. (a)	139,249	2,549,649
Fidelity National Information Services, Inc.	361,000	12,302,880
Fiserv, Inc. (a)	821,200	59,307,062
Genpact Ltd. (a)	69,700	1,159,111
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Heartland Payment Systems, Inc.	34,800	$ 1,046,784
Jack Henry & Associates, Inc.	53,100	1,833,012
MasterCard, Inc. Class A	66,379	28,550,272
NeuStar, Inc. Class A (a)	121,539	4,059,403
Total System Services, Inc.	1,237,914	29,623,282
Visa, Inc. Class A	101,626	12,564,022
		158,490,668
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	207,392	7,812,457
Applied Materials, Inc.	657,208	7,531,604
Epistar Corp.	437,000	974,328
KLA-Tencor Corp.	598,000	29,451,500
Kontron AG	343,023	2,109,705
LSI Corp. (a)	154,400	983,528
Marvell Technology Group Ltd.	1,376,414	15,525,950
MIC Electronics Ltd. (a)	427,725	48,607
PMC-Sierra, Inc. (a)	1,095,720	6,727,721
		71,165,400
Software - 5.2%
Autodesk, Inc. (a)	658,819	23,052,077
Check Point Software Technologies Ltd. (a)	133,658	6,628,100
Deltek, Inc. (a)	19,300	223,687
Intuit, Inc.	786,544	46,681,386
Mentor Graphics Corp. (a)	1,504,469	22,567,035
NICE Systems Ltd. sponsored ADR (a)	27,000	988,200
Nuance Communications, Inc. (a)	404,510	9,635,428
Parametric Technology Corp. (a)	249,382	5,227,047
Royalblue Group PLC	162,440	3,943,284
Synopsys, Inc. (a)	1,295,486	38,126,153
Ubisoft Entertainment SA (a)	74,678	498,419
		157,570,816
TOTAL INFORMATION TECHNOLOGY		569,039,050
MATERIALS - 4.7%
Chemicals - 3.1%
Albemarle Corp.	137,023	8,172,052
CF Industries Holdings, Inc.	114,700	22,221,978
FMC Corp.	189,500	10,134,460
H.B. Fuller Co.	129,906	3,988,114
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	823,182	$ 33,149,539
PPG Industries, Inc.	33,900	3,597,468
W.R. Grace & Co. (a)	213,798	10,786,109
Zoltek Companies, Inc. (a)(e)	206,666	1,866,194
		93,915,914
Containers & Packaging - 0.2%
Ball Corp.	118,600	4,868,530
Metals & Mining - 0.9%
Commercial Metals Co.	310,600	3,925,984
IAMGOLD Corp.	161,800	1,913,439
Kinross Gold Corp.	563,249	4,597,386
Newmont Mining Corp.	42,313	2,052,604
Steel Dynamics, Inc.	676,686	7,951,061
Yamana Gold, Inc. (e)	321,433	4,959,938
		25,400,412
Paper & Forest Products - 0.5%
International Paper Co.	535,149	15,471,158
TOTAL MATERIALS		139,656,014
UTILITIES - 5.1%
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	154,732	4,412,957
Northeast Utilities	455,720	17,686,493
Pepco Holdings, Inc.	287,500	5,626,375
Pinnacle West Capital Corp.	225,603	11,672,699
Xcel Energy, Inc.	395,500	11,236,155
		50,634,679
Gas Utilities - 0.3%
Questar Corp.	366,225	7,639,454
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	26,553	854,210
The AES Corp. (a)	692,200	8,880,926
		9,735,136
Multi-Utilities - 2.7%
Consolidated Edison, Inc.	353,400	21,977,946
DTE Energy Co.	195,788	11,616,102
Integrys Energy Group, Inc.	139,909	7,956,625
PG&E Corp.	274,100	12,408,507
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	161,891	$ 11,151,052
Vectren Corp.	128,578	3,795,623
Wisconsin Energy Corp.	326,200	12,907,734
		81,813,589
Water Utilities - 0.1%
Aqua America, Inc.	172,155	4,296,989
TOTAL UTILITIES		154,119,847
TOTAL COMMON STOCKS (Cost $2,390,397,473)		2,673,470,806
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	3,023	2,675,355
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	177,230	4,262,382
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,879,205)		6,937,737
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (d) (Cost $37,317)	10,968	33,829
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	333,483,537	$ 333,483,537
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	56,741,128	56,741,128
TOTAL MONEY MARKET FUNDS (Cost $390,224,665)		390,224,665
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,786,538,660)		3,070,667,037
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(67,025,431)
NET ASSETS - 100%		$ 3,003,641,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,675,355 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 144,805
Fidelity Securities Lending Cash Central Fund	280,044
Total	$ 424,849
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 504,699,169	$ 452,345,217	$ 52,353,952	$ -
Consumer Staples	77,826,845	42,128,836	35,698,009	-
Energy	158,808,820	158,748,550	60,270	-
Financials	480,578,273	425,758,184	54,820,089	-
Health Care	258,785,523	252,984,937	5,800,586	-
Industrials	336,895,002	332,207,348	4,687,653	1
Information Technology	569,039,050	562,376,975	6,662,075	-
Materials	139,656,014	139,656,014	-	-
Utilities	154,119,847	154,119,847	-	-
Corporate Bonds	33,829	-	33,829	-
Money Market Funds	390,224,665	390,224,665	-	-
Total Investments in Securities:	$ 3,070,667,037	$ 2,910,550,573	$ 160,116,463	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 148,168,045
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.7%
Netherlands	2.4%
India	1.8%
Japan	1.5%
Cayman Islands	1.3%
Bermuda	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,496,361) - See accompanying schedule: Unaffiliated issuers (cost $2,396,313,995)	$ 2,680,442,372
Fidelity Central Funds (cost $390,224,665)	390,224,665
Total Investments (cost $2,786,538,660)		$ 3,070,667,037
Cash		57,646
Foreign currency held at value (cost $208,695)		208,127
Receivable for investments sold		30,733,041
Receivable for fund shares sold		3,295,617
Dividends receivable		2,569,755
Interest receivable		618
Distributions receivable from Fidelity Central Funds		81,720
Other receivables		60,002
Total assets		3,107,673,563

Liabilities
Payable for investments purchased	$ 39,356,945
Payable for fund shares redeemed	5,007,125
Accrued management fee	1,363,462
Distribution and service plan fees payable	678,067
Other affiliated payables	811,811
Other payables and accrued expenses	73,419
Collateral on securities loaned, at value	56,741,128
Total liabilities		104,031,957

Net Assets		$ 3,003,641,606
Net Assets consist of:
Paid in capital		$ 2,678,428,099
Accumulated net investment loss		(6,420,327)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,471,366
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,162,468
Net Assets		$ 3,003,641,606

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,321,662,731 ÷ 77,303,866 shares)	$ 17.10

Maximum offering price per share (100/94.25 of $17.10)	$ 18.14
Class T: Net Asset Value and redemption price per share ($411,005,304 ÷ 24,268,378 shares)	$ 16.94

Maximum offering price per share (100/96.50 of $16.94)	$ 17.55
Class B: Net Asset Value and offering price per share ($50,590,834 ÷ 3,095,613 shares)A	$ 16.34

Class C: Net Asset Value and offering price per share ($243,830,293 ÷ 14,899,705 shares)A	$ 16.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($976,552,444 ÷ 56,230,931 shares)	$ 17.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 19,836,293
Interest		4,168
Income from Fidelity Central Funds		424,849
Total income		20,265,310

Expenses
Management fee	$ 8,844,690
Transfer agent fees	4,608,613
Distribution and service plan fees	4,441,997
Accounting and security lending fees	471,999
Custodian fees and expenses	130,277
Independent trustees' compensation	10,239
Registration fees	91,879
Audit	45,960
Legal	4,747
Miscellaneous	21,443
Total expenses before reductions	18,671,844
Expense reductions	(115,449)	18,556,395
Net investment income (loss)		1,708,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,840,690
Foreign currency transactions	(131,219)
Total net realized gain (loss)		116,709,471
Change in net unrealized appreciation (depreciation) on: Investment securities	85,303,943
Assets and liabilities in foreign currencies	35,340
Total change in net unrealized appreciation (depreciation)		85,339,283
Net gain (loss)		202,048,754
Net increase (decrease) in net assets resulting from operations		$ 203,757,669

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,708,915	$ (10,369,855)
Net realized gain (loss)	116,709,471	191,581,257
Change in net unrealized appreciation (depreciation)	85,339,283	(571,662,525)
Net increase (decrease) in net assets resulting from operations	203,757,669	(390,451,123)
Share transactions - net increase (decrease)	(232,551,242)	39,733,323
Total increase (decrease) in net assets	(28,793,573)	(350,717,800)

Net Assets
Beginning of period	3,032,435,179	3,383,152,979
End of period (including accumulated net investment loss of $6,420,327 and accumulated net investment loss of $8,129,242, respectively)	$ 3,003,641,606	$ 3,032,435,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05	$ 16.17
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.02)	- K	.01	.02
Net realized and unrealized gain (loss)	1.07	(1.83)	3.78	3.93	(6.68)	2.40
Total from investment operations	1.08	(1.88)	3.76	3.93	(6.67)	2.42
Distributions from net realized gain	-	-	(.03)	(.06)	(.08)	(1.54)
Net asset value, end of period	$ 17.10	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Total Return B,C,D	6.74%	(10.50)%	26.56%	38.17%	(39.30)%	15.02%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.16%	1.16%	1.18%	1.22%	1.14%
Expenses net of fee waivers, if any	1.16% A	1.16%	1.16%	1.18%	1.22%	1.14%
Expenses net of all reductions	1.15% A	1.15%	1.15%	1.17%	1.21%	1.13%
Net investment income (loss)	.13% A	(.27)%	(.13)%	-% H	.04%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,321,663	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659	$ 722,244
Portfolio turnover rate G	184% A	80%	42%	60%	147% J	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01	$ 16.12
Income from Investment Operations
Net investment income (loss) E	(.01)	(.08)	(.05)	(.03)	(.03)	(.01)
Net realized and unrealized gain (loss)	1.07	(1.83)	3.76	3.91	(6.64)	2.38
Total from investment operations	1.06	(1.91)	3.71	3.88	(6.67)	2.37
Distributions from net realized gain	-	-	(.03)	(.03)	(.08)	(1.48)
Net asset value, end of period	$ 16.94	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Total Return B,C,D	6.68%	(10.74)%	26.31%	37.82%	(39.39)%	14.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.35% A	1.35%	1.37%	1.42%	1.43%	1.33%
Expenses net of fee waivers, if any	1.35% A	1.35%	1.37%	1.42%	1.43%	1.33%
Expenses net of all reductions	1.34% A	1.34%	1.37%	1.41%	1.42%	1.32%
Net investment income (loss)	(.07)% A	(.46)%	(.34)%	(.23)%	(.18)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411,005	$ 420,604	$ 523,899	$ 416,952	$ 311,520	$ 597,895
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79	$ 15.95
Income from Investment Operations
Net investment income (loss) E	(.05)	(.17)	(.13)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	1.02	(1.77)	3.66	3.83	(6.54)	2.35
Total from investment operations	.97	(1.94)	3.53	3.74	(6.64)	2.24
Distributions from net realized gain	-	-	(.03)	-	(.08)	(1.40)
Net asset value, end of period	$ 16.34	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Total Return B,C,D	6.31%	(11.21)%	25.58%	37.14%	(39.73)%	14.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.91%	1.91%	1.96%	1.99%	1.92%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.91%	1.96%	1.99%	1.92%
Expenses net of all reductions	1.90% A	1.90%	1.91%	1.95%	1.98%	1.91%
Net investment income (loss)	(.62)% A	(1.02)%	(.88)%	(.78)%	(.74)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,591	$ 57,534	$ 83,330	$ 73,184	$ 57,954	$ 105,828
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80	$ 15.96
Income from Investment Operations
Net investment income (loss) E	(.05)	(.17)	(.13)	(.09)	(.10)	(.11)
Net realized and unrealized gain (loss)	1.02	(1.76)	3.67	3.83	(6.55)	2.36
Total from investment operations	.97	(1.93)	3.54	3.74	(6.65)	2.25
Distributions from net realized gain	-	-	(.03)	-	(.08)	(1.41)
Net asset value, end of period	$ 16.36	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Total Return B,C,D	6.30%	(11.14)%	25.65%	37.14%	(39.77)%	14.14%
Ratios to Average Net Assets F,H
Expenses before reductions	1.88% A	1.87%	1.88%	1.94%	1.98%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.87%	1.88%	1.94%	1.98%	1.89%
Expenses net of all reductions	1.87% A	1.86%	1.88%	1.93%	1.97%	1.88%
Net investment income (loss)	(.59)% A	(.98)%	(.85)%	(.76)%	(.73)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,830	$ 258,215	$ 299,688	$ 217,164	$ 156,528	$ 280,738
Portfolio turnover rate G	184% A	80%	42%	60%	147% I	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15	$ 16.25
Income from Investment Operations
Net investment income (loss) D	.03	- I	.02	.03	.04	.07
Net realized and unrealized gain (loss)	1.09	(1.87)	3.82	3.98	(6.72)	2.41
Total from investment operations	1.12	(1.87)	3.84	4.01	(6.68)	2.48
Distributions from net realized gain	-	-	(.03)	(.09)	(.08)	(1.58)
Net asset value, end of period	$ 17.37	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Total Return B,C	6.89%	(10.32)%	26.86%	38.55%	(39.13)%	15.29%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.90%	.90%	.95%	.97%	.89%
Expenses net of fee waivers, if any	.91% A	.90%	.90%	.95%	.97%	.89%
Expenses net of all reductions	.90% A	.89%	.90%	.94%	.96%	.88%
Net investment income (loss)	.38% A	(.02)%	.13%	.23%	.28%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 976,552	$ 972,531	$ 950,940	$ 535,875	$ 402,675	$ 492,774
Portfolio turnover rate F	184% A	80%	42%	60%	147% H	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 380,392,445
Gross unrealized depreciation	(106,462,652)
Net unrealized appreciation (depreciation) on securities and other investments	$ 273,929,793

Tax cost	$ 2,796,737,244

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,557,344)

The Fund's capital loss carryforward of $17,557,344 was acquired from CapitalOne Mid-Cap Equity Fund when it merged into the Fund on November 21, 2007 which will expire in fiscal 2016. Under the Interal Revenue Code, the losses acquired from CapitalOne Mid-Cap Equity Fund that will be available to offset future capital gains of the Fund will be limited. As a result, at least $9,046,674 of the losses acquired from CapitalOne Mid-Cap Equity Fund will expire unused.

The Fund intends to elect to defer to its fiscal year ending December 31, 2012 approximately $49,005,427 of losses recognized during the period November 1, 2011 to December 31, 2011.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,728,453,033 and $3,166,050,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,733,854	$ 29,824
Class T	.25%	.25%	1,095,132	7,484
Class B	.75%	.25%	282,805	212,628
Class C	.75%	.25%	1,330,206	151,282
			$ 4,441,997	$ 401,218

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 134,226
Class T	24,001
Class B*	38,530
Class C*	15,371
$ 212,128

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 2,087,917.30
Class T	534,341.24
Class B	85,030.30
Class C	361,905.27
Institutional Class	1,539,420.30
	$ 4,608,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,068 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,791 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $280,044. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115,449 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Class A
Shares sold	8,367,155	30,412,558	$ 145,430,927	$ 540,617,970
Shares redeemed	(13,696,525)	(32,976,341)	(238,004,363)	(570,949,906)
Net increase (decrease)	(5,329,370)	(2,563,783)	$ (92,573,436)	$ (30,331,936)
Class T
Shares sold	2,044,862	7,239,654	$ 35,236,528	$ 127,751,827
Shares redeemed	(4,260,347)	(10,211,084)	(73,160,522)	(177,115,932)
Net increase (decrease)	(2,215,485)	(2,971,430)	$ (37,923,994)	$ (49,364,105)
Class B
Shares sold	24,152	191,984	$ 403,272	$ 3,304,518
Shares redeemed	(672,290)	(1,263,087)	(11,186,754)	(20,958,797)
Net increase (decrease)	(648,138)	(1,071,103)	$ (10,783,482)	$ (17,654,279)
Class C
Shares sold	941,811	4,512,050	$ 15,739,982	$ 78,435,794
Shares redeemed	(2,823,943)	(5,031,678)	(46,735,502)	(83,511,938)
Net increase (decrease)	(1,882,132)	(519,628)	$ (30,995,520)	$ (5,076,144)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Institutional Class
Shares sold	8,622,359	26,124,663	$ 151,854,219	$ 469,245,567
Shares redeemed	(12,240,907)	(18,763,459)	(212,129,029)	(327,085,780)
Net increase (decrease)	(3,618,548)	7,361,204	$ (60,274,810)	$ 142,159,787

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-USAN-0812
1.801447.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2012